Subsidy Income	12 Months Ended
Dec. 31, 2015
Subsidy Income [Abstract]
SUBSIDY INCOME

NOTE 15 – SUBSIDY INCOME

During the year ended December 31, 2015, the Company received subsidies from the local government of $1,072,888 in total which included $168,842 for bank interest expenses and $904,046 for subsidies to slaughtering companies and companies operating in poverty and minority area. The Company cannot guarantee it will keep receiving subsidies from the government in the future.

During the year ended December 31, 2014, the Company received subsidies from the local government of $749,501 in total which included $638,875 for bank interest expenses and $110,626 for subsidies to slaughtering companies and companies operating in poverty and minority area. The Company cannot guarantee it will keep receiving subsidies from the government in the future.

During the year ended December 31, 2013, the Company received subsidies from the local government of $176,594 in total which included $58,154 for bank interest expenses and $118,440 for subsidies to slaughtering companies and companies operating in poverty and minority area. . The Company cannot guarantee it will keep receiving subsidies from the government in the future.